Basis of Preparation of Half - Year Report (Details Narrative) - NZD ($)	6 Months Ended		12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jan. 31, 2018
BasisOfPreparationLineItems [Line Items]
Loss for the period	$ (26,094,000)	$ (19,213,000)	$ 37,593,000
Cash flows from (used in) operating activities	(5,427,000)	$ (8,436,000)	4,116,000
Current assets (liabilities)	2,944,000		20,752,000
Assets (liabilities)	16,232,000		$ (5,710,000)
Short-term debt	1,247,000
Increase in capital	$ 36,000,000
Percentage of equity interests acquired	100.00%
Useful lives or amortisation rates, intangible assets other than goodwill	5 years
Non-cancellable operating lease commitments	$ 29,900,000
Bank Facilities [Member]
BasisOfPreparationLineItems [Line Items]
Facility description	Renegotiating the current bank facilities of $20 million to a facility that is at least a 12 month facility, reviewed annually, and is subject to amortisation of $2.5 million per quarter commencing April 2019
Amortisation	$ 2,500,000
Bank Borrowing Facility Agreement [Member]
BasisOfPreparationLineItems [Line Items]
Short-term debt	$ 20,000,000